Provisions and contingencies (Tables)	9 Months Ended
Oct. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of contingent liabilities
Provisions

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At February 1, 2019	1,657	150	44	1,851
Unwinding of the discount factor	160	—	1	161
At October 31, 2019	1,817	150	45	2,012

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At February 1, 2018	1,466	150	25	1,641
Additions	—	—	19	19
Unwinding of the discount factor	191	—	—	191
At January 31, 2019	1,657	150	44	1,851